Employee expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Employee expenses

		Year Ended December 31,
(in KUSD)	Note	2022	2021	2020
Wages, salaries and other costs		85,660	78,748	44,058
Social security costs		12,622	10,433	7,292
Share-based compensation expense	26	50,637	60,555	42,928
Defined benefit plan costs	22	1,076	436	966
Defined contribution plan costs		3,019	1,894	727
Employee expenses		153,014	152,066	95,971